Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000146359 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	10.20%
C000146359 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.80%
C000146359 | C
Holdings [Line Items]
Percent of Total Investments	0.10%
C000146359 | CCC
Holdings [Line Items]
Percent of Total Investments	0.70%
C000146359 | B
Holdings [Line Items]
Percent of Total Investments	5.80%
C000146359 | BB
Holdings [Line Items]
Percent of Total Investments	10.70%
C000146359 | BBB
Holdings [Line Items]
Percent of Total Investments	21.60%
C000146359 | A
Holdings [Line Items]
Percent of Total Investments	5.10%
C000146359 | AA
Holdings [Line Items]
Percent of Total Investments	32.80%
C000146359 | AAA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000146359 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	3.20%
C000146359 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.90%
C000146359 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.80%
C000146359 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.70%
C000146359 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.20%
C000146359 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.20%
C000146359 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	15.80%
C000146359 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.20%
C000146359 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.00%
C000146360 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	10.20%
C000146360 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.80%
C000146360 | C
Holdings [Line Items]
Percent of Total Investments	0.10%
C000146360 | CCC
Holdings [Line Items]
Percent of Total Investments	0.70%
C000146360 | B
Holdings [Line Items]
Percent of Total Investments	5.80%
C000146360 | BB
Holdings [Line Items]
Percent of Total Investments	10.70%
C000146360 | BBB
Holdings [Line Items]
Percent of Total Investments	21.60%
C000146360 | A
Holdings [Line Items]
Percent of Total Investments	5.10%
C000146360 | AA
Holdings [Line Items]
Percent of Total Investments	32.80%
C000146360 | AAA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000146360 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	3.20%
C000146360 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.90%
C000146360 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.80%
C000146360 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.70%
C000146360 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.20%
C000146360 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.20%
C000146360 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	15.80%
C000146360 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.20%
C000146360 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.00%
C000146362 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	10.20%
C000146362 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.80%
C000146362 | C
Holdings [Line Items]
Percent of Total Investments	0.10%
C000146362 | CCC
Holdings [Line Items]
Percent of Total Investments	0.70%
C000146362 | B
Holdings [Line Items]
Percent of Total Investments	5.80%
C000146362 | BB
Holdings [Line Items]
Percent of Total Investments	10.70%
C000146362 | BBB
Holdings [Line Items]
Percent of Total Investments	21.60%
C000146362 | A
Holdings [Line Items]
Percent of Total Investments	5.10%
C000146362 | AA
Holdings [Line Items]
Percent of Total Investments	32.80%
C000146362 | AAA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000146362 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	3.20%
C000146362 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.90%
C000146362 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.80%
C000146362 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.70%
C000146362 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.20%
C000146362 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.20%
C000146362 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	15.80%
C000146362 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.20%
C000146362 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.00%
C000213138 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	10.20%
C000213138 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.80%
C000213138 | C
Holdings [Line Items]
Percent of Total Investments	0.10%
C000213138 | CCC
Holdings [Line Items]
Percent of Total Investments	0.70%
C000213138 | B
Holdings [Line Items]
Percent of Total Investments	5.80%
C000213138 | BB
Holdings [Line Items]
Percent of Total Investments	10.70%
C000213138 | BBB
Holdings [Line Items]
Percent of Total Investments	21.60%
C000213138 | A
Holdings [Line Items]
Percent of Total Investments	5.10%
C000213138 | AA
Holdings [Line Items]
Percent of Total Investments	32.80%
C000213138 | AAA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000213138 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	3.20%
C000213138 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.90%
C000213138 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.80%
C000213138 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.70%
C000213138 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.20%
C000213138 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.20%
C000213138 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	15.80%
C000213138 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.20%
C000213138 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.00%
C000014074 | Not Rated
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014074 | B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014074 | BB
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014074 | BBB
Holdings [Line Items]
Percent of Total Investments	6.90%
C000014074 | A
Holdings [Line Items]
Percent of Total Investments	22.10%
C000014074 | AA
Holdings [Line Items]
Percent of Total Investments	50.30%
C000014074 | AAA
Holdings [Line Items]
Percent of Total Investments	13.00%
C000014074 | Cash Securities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014074 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	12.40%
C000014074 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	4.10%
C000014074 | Education
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014074 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.40%
C000014074 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	6.10%
C000014074 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	6.40%
C000014074 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.10%
C000014074 | Hospital
Holdings [Line Items]
Percent of Total Investments	7.70%
C000014074 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.50%
C000014074 | General Obligations
Holdings [Line Items]
Percent of Total Investments	18.10%
C000014074 | Housing
Holdings [Line Items]
Percent of Total Investments	19.20%
C000160651 | Not Rated
Holdings [Line Items]
Percent of Total Investments	1.30%
C000160651 | B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160651 | BB
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160651 | BBB
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160651 | A
Holdings [Line Items]
Percent of Total Investments	22.10%
C000160651 | AA
Holdings [Line Items]
Percent of Total Investments	50.30%
C000160651 | AAA
Holdings [Line Items]
Percent of Total Investments	13.00%
C000160651 | Cash Securities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160651 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	12.40%
C000160651 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160651 | Education
Holdings [Line Items]
Percent of Total Investments	5.00%
C000160651 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160651 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	6.10%
C000160651 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160651 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.10%
C000160651 | Hospital
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160651 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.50%
C000160651 | General Obligations
Holdings [Line Items]
Percent of Total Investments	18.10%
C000160651 | Housing
Holdings [Line Items]
Percent of Total Investments	19.20%
C000160653 | Not Rated
Holdings [Line Items]
Percent of Total Investments	1.30%
C000160653 | B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160653 | BB
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160653 | BBB
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160653 | A
Holdings [Line Items]
Percent of Total Investments	22.10%
C000160653 | AA
Holdings [Line Items]
Percent of Total Investments	50.30%
C000160653 | AAA
Holdings [Line Items]
Percent of Total Investments	13.00%
C000160653 | Cash Securities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160653 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	12.40%
C000160653 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160653 | Education
Holdings [Line Items]
Percent of Total Investments	5.00%
C000160653 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160653 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	6.10%
C000160653 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	6.40%
C000160653 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.10%
C000160653 | Hospital
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160653 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	8.50%
C000160653 | General Obligations
Holdings [Line Items]
Percent of Total Investments	18.10%
C000160653 | Housing
Holdings [Line Items]
Percent of Total Investments	19.20%
C000241884 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241884 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241884 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241884 | FR_71377A103
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241884 | FR_92047W101
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241884 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241884 | FR_G7709Q104
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241884 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241884 | FR_84472E102
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241884 | FR_172062101
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241884 | Cincinnati Financial Corp.
Holdings [Line Items]
Percent of Total Investments	22.90%
C000241884 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241884 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.80%
C000241884 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241884 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000241884 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.20%
C000241884 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.40%
C000241884 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.60%
C000241884 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.60%
C000241884 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.20%
C000241884 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.80%
C000241884 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.60%
C000241883 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241883 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241883 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241883 | FR_71377A103
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241883 | FR_92047W101
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241883 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241883 | FR_G7709Q104
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241883 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241883 | FR_84472E102
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241883 | FR_172062101
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241883 | Cincinnati Financial Corp.
Holdings [Line Items]
Percent of Total Investments	22.90%
C000241883 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241883 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.80%
C000241883 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241883 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000241883 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.20%
C000241883 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.40%
C000241883 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.60%
C000241883 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.60%
C000241883 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.20%
C000241883 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.80%
C000241883 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.60%
C000241882 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241882 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241882 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241882 | FR_71377A103
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241882 | FR_92047W101
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241882 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241882 | FR_G7709Q104
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241882 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241882 | FR_84472E102
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241882 | FR_172062101
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241882 | Cincinnati Financial Corp.
Holdings [Line Items]
Percent of Total Investments	22.90%
C000241882 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241882 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.80%
C000241882 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241882 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000241882 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.20%
C000241882 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.40%
C000241882 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.60%
C000241882 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.60%
C000241882 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.20%
C000241882 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.80%
C000241882 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	23.60%